Note 22 - Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes	$ 6,136		$ 8,901
Total assets	2,794,209		2,543,682
Total liabilities	2,457,225		2,248,015
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,792,999 and 10,623,810 shares issued and outstanding, respectively	21,586		21,248
Additional paid-in capital	82,249		73,960
Retained earnings	232,456		208,164
Net unrealized gains (losses) on available-for-sale securities, net of taxes of $245 and $2,726, respectively	693		(7,705)
Total stockholders’ equity	336,984		295,667		$ 267,730	$ 244,620
Total liabilities and stockholders’ equity	2,794,209		2,543,682
Parent Company [Member]
Cash	1,899	[1]	2,759	[1]	$ 1,589	$ 1,678
Investment in wholly-owned commercial bank subsidiary	335,915		293,420
Deferred income taxes	625		469
Refundable income taxes	132		177
Total assets	338,571		296,825
Stock appreciation rights payable	1,587		1,158
Total liabilities	1,587		1,158
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,792,999 and 10,623,810 shares issued and outstanding, respectively	21,586		21,248
Additional paid-in capital	82,249		73,960
Retained earnings	232,456		208,164
Net unrealized gains (losses) on available-for-sale securities, net of taxes of $245 and $2,726, respectively	693		(7,705)
Total stockholders’ equity	336,984		295,667
Total liabilities and stockholders’ equity	$ 338,571		$ 296,825

[1]	Eliminated in consolidation.